Income Taxes - Difference Between Effective Tax Rate (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal income tax at U.S. statutory rate	$ 1,093	$ 1,169	$ 978
Foreign income tax rate differential	(216)	(149)	(149)
State income tax, net of federal benefit	27	29	20
Nondeductible expenses	26	29	41
Tax benefit of manufacturing deduction	(33)	(29)	(37)
Foreign dividends, net of foreign tax credits	32	(116)	11
Change in deferred tax valuation allowance	40	80	(18)
Other	(26)	(48)	48
Total income tax provision	$ 943	$ 965	$ 894